CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares
Short-term bank borrowings	¥ 180,000,000	$ 28,245,928	¥ 180,000,000
Notes payable	143,622,874	22,537,563
Accounts payable	538,930,163	84,569,903	395,826,435
Income taxes payable	17,601,525	2,762,063	14,555,094
Advances from customers	17,266,994	2,709,568	40,062,189
Deferred revenue - current	32,757,740	5,140,404	21,155,634
Accrued expenses and other current liabilities	198,904,558	31,212,466	171,657,604
Deferred revenue - non current	10,693,692	1,678,074	4,176,458
Deferred income tax liabilities	1,992,388	312,649	1,109,479
Operating lease liabilities	21,611,046
Other non-current liabilities	¥ 20,967,430	$ 3,290,247	¥ 24,892,246
Ordinary shares, authorized | shares	5,000,000,000	5,000,000,000
Class A Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001
Ordinary shares, authorized | shares	4,900,000,000	4,900,000,000	4,900,000,000
Ordinary shares, issued | shares	137,138,810	137,138,810	134,378,432
Ordinary shares, outstanding | shares	137,138,810	137,138,810	134,378,432
Class B Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001
Ordinary shares, authorized | shares	50,000,000	50,000,000	50,000,000
Ordinary shares, issued | shares	16,542,020	16,542,020	17,982,020
Ordinary shares, outstanding | shares	16,542,020	16,542,020	17,982,020
VIE
Short-term bank borrowings	¥ 180,000,000		¥ 180,000,000
Notes payable	143,622,874		0
Accounts payable	523,296,506		395,826,435
Income taxes payable	14,718,748		14,355,462
Advances from customers	15,026,392		38,817,881
Deferred revenue - current	32,757,740		21,155,634
Accrued expenses and other current liabilities	181,985,323		160,532,008
Deferred revenue - non current	10,693,692		4,176,458
Deferred income tax liabilities	1,992,388		1,109,479
Operating lease liabilities	13,921,859		0
Other non-current liabilities	¥ 20,967,430		¥ 24,892,246